Credit Risk - Summary of Modification of Loan Terms (Residential Mortgages) (Detail) - Mortgages [member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 207
Net modification loss	3
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 158